BNY Mellon Active MidCap Fund
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.4%
Automobiles & Components — .7%
Aptiv PLC(a)	37,264	3,212,902
Banks — 2.5%
Bank OZK	17,037	868,546
Comerica, Inc.	70,631	4,839,636
First Horizon Corp.	279,738	6,324,876
		12,033,058
Capital Goods — 13.6%
Acuity, Inc.	7,178	2,472,031
Allegion PLC	15,663	2,777,833
Armstrong World Industries, Inc.	12,393	2,429,152
Axon Enterprise, Inc.(a)	3,367	2,416,294
Curtiss-Wright Corp.	6,188	3,359,713
EMCOR Group, Inc.	11,475	7,453,471
Esab Corp.	9,347	1,044,434
Fortive Corp.	20,258	992,439
Generac Holdings, Inc.(a)	19,929	3,336,115
Howmet Aerospace, Inc.	22,161	4,348,653
ITT, Inc.	21,456	3,835,475
Lincoln Electric Holdings, Inc.	13,923	3,283,461
Masco Corp.	22,876	1,610,242
Pentair PLC	32,347	3,582,754
Rockwell Automation, Inc.	8,350	2,918,575
Sensata Technologies Holding PLC	20,961	640,359
The Middleby Corp.(a),(b)	6,953	924,262
The Toro Company	20,646	1,573,225
Trane Technologies PLC	10,698	4,514,128
Vertiv Holdings Co., Cl. A	32,502	4,903,252
Watts Water Technologies, Inc., Cl. A	6,108	1,705,842
WESCO International, Inc.	5,662	1,197,513
Westinghouse Air Brake Technologies Corp.	21,030	4,215,884
		65,535,107
Commercial & Professional Services — 3.0%
Broadridge Financial Solutions, Inc.	6,505	1,549,296
Dayforce, Inc.(a)	15,916	1,096,453
Genpact Ltd.	41,914	1,755,778
Leidos Holdings, Inc.	12,799	2,418,499
Paychex, Inc.	21,334	2,704,298
Paycom Software, Inc.	4,489	934,340
Paylocity Holding Corp.(a)	3,200	509,664
Tetra Tech, Inc.	66,260	2,211,759
Veralto Corp.	12,269	1,307,998
		14,488,085
Consumer Discretionary Distribution & Retail — 3.5%
Bath & Body Works, Inc.	22,369	576,225
Best Buy Co., Inc.	17,480	1,321,838
Carvana Co.(a)	6,516	2,458,096
eBay, Inc.	39,704	3,611,079
Etsy, Inc.(a)	20,504	1,361,261

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Consumer Discretionary Distribution & Retail — 3.5% (continued)
Five Below, Inc.(a)	7,326	1,133,332
Ross Stores, Inc.	22,392	3,412,317
Wayfair, Inc., Cl. A(a)	12,700	1,134,491
Williams-Sonoma, Inc.	8,463	1,654,093
		16,662,732
Consumer Durables & Apparel — 2.7%
Crocs, Inc.(a),(b)	6,086	508,485
Deckers Outdoor Corp.(a)	9,697	982,985
Hasbro, Inc.	8,125	616,281
Leggett & Platt, Inc.	105,644	938,119
PulteGroup, Inc.	10,317	1,363,185
Ralph Lauren Corp.	8,942	2,803,854
Tapestry, Inc.	29,633	3,355,048
TopBuild Corp.(a)	5,604	2,190,379
		12,758,336
Consumer Services — 4.3%
ADT, Inc.	185,604	1,616,611
Carnival Corp.(a)	87,263	2,522,773
Darden Restaurants, Inc.	4,229	805,033
Domino’s Pizza, Inc.	3,775	1,629,705
DraftKings, Inc., Cl. A(a)	12,907	482,722
Duolingo, Inc.(a),(b)	1,391	447,679
Expedia Group, Inc.	11,320	2,419,650
Grand Canyon Education, Inc.(a)	16,298	3,577,737
H&R Block, Inc.	31,317	1,583,701
Hilton Worldwide Holdings, Inc.	4,612	1,196,537
Royal Caribbean Cruises Ltd.	14,195	4,593,218
		20,875,366
Consumer Staples Distribution & Retail — 2.2%
Dollar General Corp.	17,100	1,767,285
Dollar Tree, Inc.(a),(b)	21,409	2,020,367
Maplebear, Inc.(a)	12,397	455,714
Sprouts Farmers Market, Inc.(a)	18,307	1,991,802
The Kroger Company	19,255	1,297,980
US Foods Holding Corp.(a)	41,954	3,214,515
		10,747,663
Energy — 5.3%
Antero Midstream Corp.	140,666	2,734,547
APA Corp.(b)	88,853	2,157,351
Baker Hughes Co.	37,884	1,845,708
Cheniere Energy, Inc.	12,396	2,912,812
CNX Resources Corp.(a),(b)	43,716	1,404,158
Coterra Energy, Inc.	21,129	499,701
Halliburton Co.	211,660	5,206,836
Kinder Morgan, Inc.	72,456	2,051,229
Matador Resources Co.(b)	18,704	840,371
Range Resources Corp.	14,278	537,424
TechnipFMC PLC	12,100	477,345
Valero Energy Corp.	29,670	5,051,614
		25,719,096

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Equity Real Estate Investment Trusts — 5.4%
American Homes 4 Rent, Cl. A(c)	35,438	1,178,314
Brixmor Property Group, Inc.(c)	30,747	851,077
EastGroup Properties, Inc.(c)	10,974	1,857,459
Essex Property Trust, Inc.(c)	10,946	2,929,806
First Industrial Realty Trust, Inc.(c)	54,792	2,820,144
Host Hotels & Resorts, Inc.(c)	124,656	2,121,645
Lamar Advertising Co., Cl. A(b),(c)	11,904	1,457,288
Mid-America Apartment Communities, Inc.(c)	26,527	3,706,618
NNN REIT, Inc.(c)	65,139	2,772,967
Regency Centers Corp.(c)	7,112	518,465
Simon Property Group, Inc.(c)	29,715	5,576,614
		25,790,397
Financial Services — 8.4%
Affirm Holdings, Inc.(a),(b)	6,325	462,231
Ameriprise Financial, Inc.	13,673	6,716,861
Coinbase Global, Inc., Cl. A(a)	6,889	2,324,969
Corpay, Inc.(a)	8,516	2,453,119
Euronet Worldwide, Inc.(a),(b)	16,024	1,407,067
FactSet Research Systems, Inc.	5,129	1,469,407
Federated Hermes, Inc.	21,348	1,108,602
Global Payments, Inc.	15,545	1,291,479
Jack Henry & Associates, Inc.(b)	7,636	1,137,230
MGIC Investment Corp.	48,886	1,386,896
MSCI, Inc.	10,867	6,166,044
Robinhood Markets, Inc., Cl. A(a)	27,984	4,006,749
SEI Investments Co.	14,948	1,268,338
State Street Corp.	36,741	4,262,323
Synchrony Financial	46,463	3,301,196
The Western Union Company(b)	221,014	1,765,902
		40,528,413
Food, Beverage & Tobacco — 3.2%
Archer-Daniels-Midland Co.	40,034	2,391,631
Constellation Brands, Inc., Cl. A	18,603	2,505,266
Freshpet, Inc.(a),(b)	5,714	314,899
General Mills, Inc.	107,950	5,442,839
Ingredion, Inc.	13,940	1,702,213
Molson Coors Beverage Co., Cl. B	32,623	1,476,191
The Hershey Company	8,085	1,512,299
		15,345,338
Health Care Equipment & Services — 6.1%
Align Technology, Inc.(a)	5,297	663,290
Cardinal Health, Inc.	10,460	1,641,802
Cencora, Inc.	11,357	3,549,403
Dexcom, Inc.(a)	21,602	1,453,599
Doximity, Inc., Cl. A(a)	22,634	1,655,677
GE HealthCare Technologies, Inc.	11,851	890,010
HealthEquity, Inc.(a)	5,576	528,438
IDEXX Laboratories, Inc.(a)	8,733	5,579,427
Inspire Medical Systems, Inc.(a)	3,671	272,388
Insulet Corp.(a)	4,443	1,371,688
Penumbra, Inc.(a)	3,173	803,784

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Health Care Equipment & Services — 6.1% (continued)
ResMed, Inc.	21,666	5,930,634
Teleflex, Inc.	3,901	477,326
Tenet Healthcare Corp.(a)	9,809	1,991,619
Universal Health Services, Inc., Cl. B	3,873	791,796
Veeva Systems, Inc., Cl. A(a)	5,513	1,642,378
		29,243,259
Household & Personal Products — .5%
The Clorox Company	17,600	2,170,080
Insurance — 6.4%
American Financial Group, Inc.	11,864	1,728,822
Assurant, Inc.	18,596	4,027,894
CNO Financial Group, Inc.	64,250	2,541,088
Globe Life, Inc.	13,358	1,909,793
Loews Corp.	68,106	6,837,161
Primerica, Inc.	9,895	2,746,753
The Allstate Corp.	29,670	6,368,665
The Hanover Insurance Group, Inc.	10,711	1,945,439
W. R. Berkley Corp.	34,166	2,617,799
		30,723,414
Materials — 5.6%
Cabot Corp.	16,810	1,278,401
CF Industries Holdings, Inc.	17,678	1,585,717
Commercial Metals Co.(b)	17,425	998,104
Corteva, Inc.	64,963	4,393,448
Crown Holdings, Inc.	26,081	2,519,164
DuPont de Nemours, Inc.	48,775	3,799,572
Eagle Materials, Inc.	6,020	1,402,901
NewMarket Corp.	1,496	1,239,002
PPG Industries, Inc.	20,712	2,177,038
Reliance, Inc.	3,900	1,095,237
Royal Gold, Inc.	12,374	2,481,977
RPM International, Inc.	17,896	2,109,580
Vulcan Materials Co.	5,900	1,814,958
		26,895,099
Media & Entertainment — 4.5%
Charter Communications, Inc., Cl. A(a),(b)	3,652	1,004,684
Fox Corp., Cl. A	64,601	4,073,739
IAC, Inc.(a)	22,559	768,585
Liberty Media Corp.-Liberty Formula One, Cl. C(a)	18,400	1,921,880
Match Group, Inc.(b)	37,788	1,334,672
Nexstar Media Group, Inc.(b)	5,957	1,177,937
Pinterest, Inc., Cl. A(a)	35,125	1,129,971
Playtika Holding Corp.	87,190	339,169
Reddit, Inc., Cl. A(a)	5,800	1,333,942
ROBLOX Corp., Cl. A(a)	24,122	3,341,380
Roku, Inc.(a)	15,676	1,569,638
The New York Times Company, Cl. A	34,555	1,983,457
The Trade Desk, Inc., Cl. A(a),(b)	32,768	1,605,960
Ziff Davis, Inc.(a),(b)	7,603	289,674
		21,874,688

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
10X Genomics, Inc., Cl. A(a),(b)	29,075	339,887
Agilent Technologies, Inc.	5,782	742,120
Alnylam Pharmaceuticals, Inc.(a)	3,933	1,793,448
Azenta, Inc.(a)	23,342	670,382
BioMarin Pharmaceutical, Inc.(a)	32,403	1,754,946
Bio-Rad Laboratories, Inc., Cl. A(a)	2,800	785,092
Bio-Techne Corp.	24,500	1,362,935
Charles River Laboratories International, Inc.(a)	10,278	1,608,096
Elanco Animal Health, Inc.(a),(b)	17,503	352,510
Exact Sciences Corp.(a)	12,931	707,455
Exelixis, Inc.(a)	30,291	1,251,018
Halozyme Therapeutics, Inc.(a),(b)	10,757	788,918
Illumina, Inc.(a)	14,278	1,355,982
Incyte Corp.(a)	12,552	1,064,535
IQVIA Holdings, Inc.(a)	10,054	1,909,657
Jazz Pharmaceuticals PLC(a)	7,929	1,045,042
Medpace Holdings, Inc.(a)	4,211	2,165,128
Mettler-Toledo International, Inc.(a)	2,050	2,516,601
Natera, Inc.(a)	7,361	1,184,900
Neurocrine Biosciences, Inc.(a)	7,549	1,059,729
Waters Corp.(a)	3,068	919,817
		25,378,198
Semiconductors & Semiconductor Equipment — 2.0%
Astera Labs, Inc.(a)	5,200	1,018,160
Cirrus Logic, Inc.(a)	5,901	739,336
Enphase Energy, Inc.(a)	11,145	394,422
Monolithic Power Systems, Inc.	3,341	3,075,858
Onto Innovation, Inc.(a)	5,706	737,329
Skyworks Solutions, Inc.	37,914	2,918,620
Teradyne, Inc.(b)	4,013	552,349
		9,436,074
Software & Services — 5.6%
Appfolio, Inc., Cl. A(a)	2,640	727,742
BILL Holdings, Inc.(a),(b)	10,280	544,532
Cloudflare, Inc., Cl. A(a)	5,649	1,212,219
Datadog, Inc., Cl. A(a),(b)	7,281	1,036,814
Docusign, Inc.(a)	15,912	1,147,096
Dolby Laboratories, Inc., Cl. A	39,438	2,854,128
Elastic NV(a)	8,186	691,635
Fair Isaac Corp.(a)	1,143	1,710,534
Gartner, Inc.(a)	6,078	1,597,724
GoDaddy, Inc., Cl. A(a)	8,264	1,130,763
HubSpot, Inc.(a)	4,016	1,878,685
Manhattan Associates, Inc.(a)	3,246	665,365
Nutanix, Inc., Cl. A(a)	15,478	1,151,408
Pegasystems, Inc.(b)	33,151	1,906,183
PTC, Inc.(a)	11,151	2,263,876
Qualys, Inc.(a)	8,281	1,095,825
RingCentral, Inc., Cl. A(a)	25,795	731,030
Twilio, Inc., Cl. A(a)	12,367	1,237,813
Unity Software, Inc.(a),(b)	19,485	780,179

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Software & Services — 5.6% (continued)
VeriSign, Inc.	4,972	1,390,022
Zoom Communications, Inc.(a)	15,365	1,267,613
		27,021,186
Technology Hardware & Equipment — 2.4%
Ciena Corp.(a)	10,100	1,471,267
Flex Ltd.(a)	20,563	1,192,037
Jabil, Inc.	5,903	1,281,954
Keysight Technologies, Inc.(a)	13,803	2,414,421
NetApp, Inc.	16,658	1,973,307
Pure Storage, Inc., Cl. A(a)	13,230	1,108,806
Zebra Technologies Corp., Cl. A(a)	6,711	1,994,241
		11,436,033
Telecommunication Services — .1%
Iridium Communications, Inc.	39,693	693,040
Transportation — 1.2%
Delta Air Lines, Inc.	41,824	2,373,512
Lyft, Inc., Cl. A(a),(b)	57,302	1,261,217
United Airlines Holdings, Inc.(a)	22,404	2,161,986
		5,796,715
Utilities — 4.9%
Black Hills Corp.	15,076	928,531
Clearway Energy, Inc., Cl. C(b)	20,200	570,650
Consolidated Edison, Inc.	31,409	3,157,233
Edison International	79,330	4,385,362
Evergy, Inc.	27,195	2,067,364
NRG Energy, Inc.	16,371	2,651,284
OGE Energy Corp.	24,121	1,116,079
PG&E Corp.	178,716	2,695,037
PPL Corp.(b)	66,796	2,482,139
UGI Corp.(b)	62,566	2,080,945
Vistra Corp.	6,948	1,361,252
		23,495,876
Total Common Stocks (cost $395,858,601)		477,860,155

	1-Day Yield (%)
Investment Companies — 1.2%
Registered Investment Companies — 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $5,782,959)	4.28	5,782,959	5,782,959
Total Investments (cost $401,641,560)		100.6%	483,643,114
Liabilities, Less Cash and Receivables		(.6%)	(2,870,401)
Net Assets		100.0%	480,772,713

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At September 30, 2025, the value of the fund’s securities on loan was $29,873,197 and the value of the collateral was
$30,864,695, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Active MidCap Fund
September 30, 2025 (Unaudited)
The following is a summary of the inputs used as of September 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	477,860,155	—	—	477,860,155
Investment Companies	5,782,959	—	—	5,782,959
	483,643,114	—	—	483,643,114

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At September 30, 2025, accumulated net unrealized appreciation on investments was $82,001,554, consisting of $103,375,560 gross unrealized appreciation and $21,374,006 gross unrealized depreciation.
At September 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.